Document and Entity Information	Jun. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 15, 2024
Entity File Number	1-13627
Entity Registrant Name	GOLDEN MINERALS COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-4413382
Entity Address, Address Line One	350 Indiana Street
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Golden
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	839-5060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AUMN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001011509
Amendment Flag	false